EXIT and DISPOSAL ACTIVITIES (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reclassification of foreign currency translation gain from other comprehensive income			$ (9,980,051)
Restructuring Cost and Reserve [Line Items]
Impairment charge	$ 1,622,588		158,424,827
Employee termination costs		$ 800,000
Relocation costs		500,000
Expected relocation costs	2,200,000
Maintenance expenses	300,000
Wages [Member]
Restructuring Cost and Reserve [Line Items]
Maintenance expenses	200,000
Electricity fees [Member]
Restructuring Cost and Reserve [Line Items]
Maintenance expenses	100,000
Selling, general and administrative expenses [Member]
Restructuring Cost and Reserve [Line Items]
Relocation costs	100,000	800,000
Carrying Value [Member]
Restructuring Cost and Reserve [Line Items]
Carrying value of assets		308,000,000
Significant Production Assets [Member] | Carrying Value [Member]
Restructuring Cost and Reserve [Line Items]
Carrying value of assets	1,600,000	116,100,000	$ 144,700,000		¥ 720.5
Impairment charge	1,600,000
Carrying value of assets relocated	1,100,000	46,100,000		¥ 7.0	286.4
Carrying value of assets yet to be relocated	$ 59,100,000	70,000,000		¥ 383.9	¥ 434.1
Accumulated impairment loss		$ 0